FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund (FAMVX)

FAM Dividend Focus Fund (FAMEX)

FAM Small Cap Fund (FAMFX)

Supplement dated September 23, 2021

to the Prospectus and Summary Prospectus

each dated May 1, 2021

This supplement updates certain information in the Prospectus with respect to the FAM Value Fund, FAM Dividend Focus Fund, and FAM Small Cap Fund (collectively the “Funds”) and in the Summary Prospectus to revise information contained therein as described below. For more information or to obtain a copy of the Prospectus or the Summary Prospectus free of charge, please contact the Funds at 800.721.5391.

New Co-Manager for FAM Value Fund

Effective October 1, 2021, Marc Roberts, CFA, serves as a co-manager of the FAM Value Fund. Accordingly, the Prospectus and the Summary Prospectus are each revised as follows:

1. The “Portfolio Co-Managers” section on page 4 of the Prospectus and on Page 4 of the Summary Prospectus is revised as follows:

Portfolio Co-Managers

Thomas O. Putnam, Chairman, John D. Fox, CFA, Andrew P. Wilson CFA and Marc Roberts, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Putnam has managed the Fund since the Fund’s inception in March 1987. Mr. Fox has co-managed the Fund since 2000. Mr. Wilson has co-managed the Fund since 2017. Mr. Roberts has co-managed the Fund since October 2021.

2. The “Portfolio Managers” section on page 16 of the Prospectus is revised as follows:

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam, Mr. Wilson and Mr. Roberts. Mr. Fox is employed by Fenimore as Chief Executive Officer and Chief Investment Officer and has been actively involved in investment research activities since he joined the firm in 1996.

Andrew P. Wilson, CFA, serves a co-manager of FAM Value Fund with Mr. Putnam, Mr. Fox and Mr. Roberts. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and joined the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Marc Roberts, CFA, serves as co-manager of the FAM Value Fund with Mr. Putnam, Mr. Fox and Mr. Wilson. Mr. Roberts is employed by Fenimore as an Investment Research Analyst and he joined the firm in March 2020. From January 2016 to January 2020 Mr. Roberts was employed by Port Capital LLC, a registered investment adviser. From June 2007 to December 2015, Mr. Roberts was employed by Fenimore as an Investment Research Analyst and co-portfolio manager. He has been actively involved in investment research activities since 2007 and he has assisted with the FAM Value Fund since March 2020.

Co-Manager Retirement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund

Effective December 31, 2021, Thomas O. Putnam will retire as co-manager of FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund but will retain his Executive Chairman position at Fenimore Asset Management, Inc. All references to Mr. Putnam in the Prospectus and Summary Prospectus are hereby deleted effective December 31, 2021.

Please retain this Supplement for future reference.

FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund (FAMVX)

FAM Dividend Focus Fund (FAMEX)

FAM Small Cap Fund (FAMFX)

Supplement dated September 23, 2021

to the Statement of Additional Information

dated May 1, 2021,

This supplement updates certain information in the Statement of Additional Information (the “SAI”) with respect to the FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (collectively the “Funds”) to revise information contained therein as described below. For more information or to obtain a copy of the SAI, free of charge, please contact the Funds at 800.721.5391.

New Co-Manager for FAM Value Fund

Effective October 1, 2021, Marc Roberts, CFA, serves as a co-manager of the FAM Value Fund. Accordingly, the SAI is revised as follows:

1. The biographical information for the portfolio managers included under the section titled “HISTORY AND BACKGROUND OF THE INVESTMENT ADVISOR” on page 4 of the SAI is revised to include the following:

Marc Roberts, CFA, serves as co-manager of the FAM Value with Messrs. Putnam, Fox and Wilson. Mr. Roberts is employed by Fenimore as an Investment Research Analyst and he joined the firm in March 2020. From January 2016 to January 2020 Mr. Roberts was employed by Port Capital LLC, a registered investment adviser. From June 2007 to December 2015, Mr. Roberts was employed by Fenimore as an Investment Research Analyst and co-portfolio manager. He has been actively involved in investment research activities since 2007 and he has assisted with the FAM Value Fund since March 2020.

2. The information on pages 10 and 11 of the SAI regarding the portfolio managers and the accompanying table listing the number and types of other accounts managed by the portfolio managers and the assets in those accounts is deleted and replaced with the following:

Thomas O. Putnam, John D. Fox, Andrew P. Wilson and Marc Roberts are co-managers of the FAM Value Fund. Thomas O. Putnam, Paul C. Hogan and William W. Preston are co-managers of the FAM Dividend Focus Fund. Thomas O. Putnam, Andrew F. Boord, and Kevin D. Gioia are co-managers of the FAM Small Cap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2020 (except with respect to Mr. Roberts, as further noted below):

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed* ($millions)
Thomas O. Putnam	None	$0	1	$46	1,125	$1,496	$1,542
Paul C. Hogan	None	$0	0	$0	290	$580	$580
John D. Fox	None	$0	0	$0	563	$987	$987
Andrew F. Boord	None	$0	1	$46	54	$183	$229
Andrew P. Wilson	None	$0	0	$0	562	$986	$986
Kevin D. Gioia	None	$0	1	$46	54	$183	$229
William W. Preston	None	$0	0	$0	290	$580	$580
Marc Roberts**	None	$0	0	$0	562	$1,206	$1,206

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

** Information provided as of July 31, 2021.

3. The table titled “Dollar Range of Equity Securities Beneficially Owned” on page 11 of the SAI is deleted and replaced with the following:

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2020 is as follows (except with respect to Mr. Roberts, as further noted below):

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Thomas O. Putnam	Over $1,000,000	Over $1,000,000	Over $1,000,000
John D. Fox	Over $1,000,000	Over $1,000,000	Over $1,000,000
Paul C. Hogan	Over $1,000,000	Over $1,000,000	Over $1,000,000
Andrew F. Boord	$500,001 - $1,000,000	$100,001 - $500,000	$500,001 - $1,000,000
Andrew P. Wilson	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000
Kevin D. Gioia	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
William W. Preston	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
Marc Roberts*	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000

* Information provided as of July 31, 2021

Co-Manager Retirement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund

Effective December 31, 2021, Thomas O. Putnam will retire as co-manager of FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, but will retain his Executive Chairman position at Fenimore Asset Management, Inc. All references to Mr. Putnam in the SAI are hereby deleted effective December 31, 2021.

Please retain this Supplement for future reference.